Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026
Significant Accounting Policies [Abstract]
Impairment losses
Remaining performance obligation	3,154		$ 4,913
Remaining performance obligation within one year	3,039
Remaining performance obligation beyond one year	$ 115